Long-Term Debt (Details) $ in Thousands		1 Months Ended					2 Months Ended		12 Months Ended
	Mar. 15, 2019 USD ($)	Jun. 30, 2022 USD ($) Miners	Feb. 28, 2022 USD ($) Miners	Jun. 30, 2021 Miners	Jan. 31, 2021 USD ($) shares	Sep. 30, 2020	May 31, 2021 Miners	Feb. 28, 2021 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Feb. 08, 2023 USD ($)
Long-Term Debt (Details) [Line Items]
Gross proceeds		$ 36,860	$ 32,000
Gross proceeds units (in Miners) | Miners		10,395	6,100,000
Net proceeds		$ 36,123	$ 30,994
Closing transaction fees		$ 737	$ 1,006
Long term debt									$ 47,147	$ 11,167
Collateral market fair value									2,070
Lease agreements units (in Miners) | Miners				4,000
Reclassified from lease liabilities debt									3,904
Number of tranches	4
Proceeds from warrants									$ 54,086	259,174
Interest expense, loan										472
Subsequent Events [Member]
Long-Term Debt (Details) [Line Items]
Cash consideration											$ 7,750
Long term debt											$ 12,578
Foundry Loans [Member]
Long-Term Debt (Details) [Line Items]
Loan agreements units (in Miners) | Miners							2,465
Warrants [Member]
Long-Term Debt (Details) [Line Items]
Warrants issuance common shares (in Shares) | shares								5,251,000
Proceeds from warrants								$ 1,500
Warrant exercises (in Shares) | shares								1,667,000
Warrants issuance (in Shares) | shares								1,501,000
Net financial expenses										2,466
Embedded Derivative [Member]
Long-Term Debt (Details) [Line Items]
Net financial expenses										$ 2,641
Dominion Capital LLC [Member]
Long-Term Debt (Details) [Line Items]
Secured debt	$ 20,000
Tranches loan	$ 5,000
Tranche bears interest	10.00%
Term of loan tranche	24 months
Convertible debt					$ 5,000
Common shares issued (in Shares) | shares					8,475,000
Bottom of Range [Member] | Dominion Capital LLC [Member]
Long-Term Debt (Details) [Line Items]
Loan's maturity date, description						the Company entered into an agreement with Dominion Capital to amend the maturity date of tranche #2 from April 2021 to November 2021.